Loans and Royalty Obligations (Details) € in Thousands, $ in Thousands				1 Months Ended			12 Months Ended
	Jul. 31, 2022 EUR (€)	Jul. 20, 2020 USD ($) ₪ / shares shares	Mar. 09, 2014	Oct. 31, 2021 shares	Jul. 31, 2021 ₪ / shares shares	Jul. 20, 2020 USD ($) shares	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 ₪ / shares
Loans and Royalty Obligations (Details) [Line Items]
Financing amount (in Euro) | €								€ 7,500
Period of drawing loans							6 years	6 years
Royalties to EIB rate							2.00%	2.00%
Additional payment percentage							100.00%	100.00%
Loan liability							6.84%	6.84%
Royalty liability percentage							15.52%	15.52%
Aggregate contribution percentage							100.00%	100.00%
Cumulative revenue period							12 months	12 months
Disbursement amount (in Euro) | €								€ 4,000
Cash and cash equivalents (in Euro) | €								€ 350
Received grants cummulative amount							$ 4,200
The ceiling of the royalties obligation							$ 3,300
Royalty ceiling increased							120.00%	120.00%
The amount received and no royalties will be paid							$ 800
Royalties liability							2,500
Cumulative amount							$ 700
Royalties percentage							3.00%	3.00%
Cumulative amount							$ 56
Obligated to pay royalities							3.00%	3.00%
Agreement period			10 years						5 years
The amount of grants received							$ 1,000
Annual royalties percentage							5.00%	5.00%
The amount of royalty obligation							$ 1,148
Royalties from gross sales							3.50%	3.50%
Total nominal accounts							$ 699
Cash paid		$ 1,520				$ 1,520	275
Deposits		$ 109				$ 109
Non-marketable share options | (in Shares) | shares				486,500		370,000
Ordinary shares exercised (in Shares) | shares		185,000			18,054
Ordinary shares (in New Shekels per share) | ₪ / shares		$ 0.02
The total value of warrants that the company issued to the bank							$ 494
Financial income										$ 900
Exercise price (in New Shekels per share) | ₪ / shares					₪ 0.6
Exercisable term							3 years	3 years
Fair value bank options									$ 213	1,263
Fair value adjustment							$ 197		$ 1,053	$ 730
Minimum [Member]
Loans and Royalty Obligations (Details) [Line Items]
Royalties rate							3.00%	3.00%
Royalties rate							5.00%	5.00%
Maximum [Member]
Loans and Royalty Obligations (Details) [Line Items]
Royalties rate							5.00%	5.00%
Maximum refund of the total amount of the grant							150.00%	150.00%
First tranche [Member]
Loans and Royalty Obligations (Details) [Line Items]
Financing agreement amount (in Euro) | €	€ 4,000
Annual interest rate							5.00%	5.00%
Second tranche [Member]
Loans and Royalty Obligations (Details) [Line Items]
Financing agreement amount (in Euro) | €	€ 3,500
Annual interest rate							3.00%	3.00%
NYPA Project [Member]
Loans and Royalty Obligations (Details) [Line Items]
Agreement period							10 years	10 years
Israel Innovation Authority [Member]
Loans and Royalty Obligations (Details) [Line Items]
The amount that have been received							$ 3,300
Royalties percentage							5.00%	5.00%
Warrant [Member]
Loans and Royalty Obligations (Details) [Line Items]
Exercise price (in New Shekels per share) | ₪ / shares											₪ 30.7